Reporting and Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) segment security	Dec. 31, 2022 USD ($) security	Dec. 31, 2021 USD ($) security	Jun. 30, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Number of Operating Segments | segment	3
Derivative, Number of Instruments Held | security	0	0	0
Held for sale property	$ 77,200,000	$ 48,700,000
Other assets	1,348,500,000	1,158,900,000
Goodwill	227,900,000	227,900,000
Goodwill, Other Increase (Decrease)	0
Goodwill impairment	0	224,800,000	$ 0
Goodwill, Impaired, Accumulated Impairment Loss				$ 0
Amortization of intangible assets	14,200,000	31,000,000	57,700,000
Open reverse repurchase commitments	0	0
Noncancelable purchase obligation, minimum commitments	1,024,800,000
2024	780,000,000.0
2025	139,500,000
2026	68,600,000
Property Segment
Property, Plant and Equipment [Line Items]
Goodwill impairment		224,800,000
Software licenses (internal use)
Property, Plant and Equipment [Line Items]
Other assets	88,100,000	63,400,000
Cash and Cash Equivalents
Property, Plant and Equipment [Line Items]
Open reverse repurchase commitments	68,200,000	$ 125,900,000	$ 137,100,000
Unrecorded unconditional purchase obligations reinsurance
Property, Plant and Equipment [Line Items]
2024	282,800,000
2025	8,100,000
2026	$ 600,000
Unrecorded unconditional purchase obligations reinsurance | Lower Limit
Property, Plant and Equipment [Line Items]
Other Commitments, Term	1 year
Other reinsurance contracts, minimum commitment	$ 291,500,000
Unrecorded unconditional purchase obligations reinsurance | Upper Limit
Property, Plant and Equipment [Line Items]
Other Commitments, Term	3 years